UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10 - D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the Monthly Distribution Date:	April 25, 2007

Commission File Number of issuing entity:	333-130795-44

WaMu ASSET-BACKED CERTIFICATES
SERIES 2007-HE1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130795

WaMu Asset Acceptance Corp.

(Exact name of depositor as specified in its charter)

Washington Mutual Bank

(Exact name of sponsor(s) as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	20-8476445 (I.R.S. Employer Identification No.)

1301 SECOND AVENUE, WMC 3501A SEATTLE, WASHINGTON (Address of principal executive offices of the issuing entity)	98101 (Zip Code)

(206) 500-4418
(Telephone number, including area code)

(Former name or former address, if changed since last report)

Section 12(b)	Registered/reporting pursuant to (check one) Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b)
[ ]	[ ]	[xx]	________________
[ ]	[ ]	[ ]	________________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [XX] No [__]

Part I - Distribution Information

Item 1. Distribution and Pool Performance Information.

a) This Current Report on Form 10-D/A relates to the distribution report furnished to certificate holders in connection with the April 2007 distribution.

b) On 04/02/2007, pursuant to section 2.03 of the PSA and section 7 of the Mortgage Loan Purchase ans Sale Agreement between the Seller and the depositor dated as of January 11, 2007, the Seller , Washington Mutual Bank repurchased or substituted mortgage loans as follows:

14 loans in Group I, with an ending balance of $2,054,253.68, were replaced with 15 loans with an ending balance of $2,132,454.24.

69 loans in group II, with an ending balance of $16,478,183.37, were replaced with 58 loans with an ending balance of $16,478,015.01.

The balance difference of $1,520.96 was passed through as principal.

Information concerning the specific provisions of Section 2.03 giving rise to these repurchases or substitutions is available from the Servicer by contacting Susan.Latham@wamu.net.

Part II - Other Information

Item 9. Exhibits

Exhibit No.	Description
99.1	WaMu Asset-Backed Certificates, Series 2007-HE1 Monthly Distribution Report for April 2007

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WaMu Asset Acceptance Corp., Depositor
Date: July 16, 2007	By:	/s/Mike Smith
Name: Mike Smith Title: Vice President (Authorized Officer)